Nature Of Operations And Summary Of Significant Accounting Policies (Fair Value Assumptions Using Black-Scholes Option-Pricing Model) (Detail)	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Expected volatility	53.40%	56.70%	55.60%
Risk-free interest rate	0.70%	0.90%	1.60%
Expected lives	5 years	5 years	5 years
Dividend yield	2.40%	2.60%	3.10%